SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Revenues From Sales to Unaffiliated Customers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 18,673	$ 23,636	$ 20,482
North America [Member]
Segment Reporting Information [Line Items]
Revenues	1,018	1,922	1,687
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	1,204	3,189	4,044
Asia (Excluding Philippines) [Member]
Segment Reporting Information [Line Items]
Revenues	576	847	435
Philippines [Member]
Segment Reporting Information [Line Items]
Revenues	8,071	3,544	3,173
South America (Excluding Brazil) [Member]
Segment Reporting Information [Line Items]
Revenues	2,456	4,235	4,579
Brazil [Member]
Segment Reporting Information [Line Items]
Revenues	3,487	6,448	5,469
Other (Including Israel) [Member]
Segment Reporting Information [Line Items]
Revenues	$ 1,861	$ 3,451	$ 1,095